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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-22025

ING Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Retirement Solution 2020 Fund
ING Retirement Solution 2025 Fund
ING Retirement Solution 2030 Fund
ING Retirement Solution 2035 Fund
ING Retirement Solution 2040 Fund
ING Retirement Solution 2045 Fund
ING Retirement Solution 2050 Fund
ING Retirement Solution 2055 Fund
ING Retirement Solution Income Fund

ING RETIREMENT SOLUTION 2020 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 18.5%
77		iShares Barclays 20+ Year Treasury Bond Fund	$8,161	1.5
305		iShares MSCI EMU Index Fund	10,577	1.9
258		iShares Barclays Aggregate Bond Fund	27,402	5.0
346		iShares Barclays TIPS Bond Fund	38,317	7.1
91		iShares MSCI EAFE Index Fund	5,384	1.0
52		PIMCO Total Return ETF	5,427	1.0
137		SPDR Barclays Capital High Yield Bond ETF	5,435	1.0

		Total Exchange-Traded Funds (Cost $102,933)	100,703	18.5

MUTUAL FUNDS: 81.4%
		Affiliated Investment Companies: 81.4%
3,168		ING Core Equity Research Fund—Class I	49,013	9.0
3,082		ING Global Bond Fund—Class R6	32,480	6.0
6,069		ING High Yield Bond Fund—Class I	49,219	9.1
5,383		ING Intermediate Bond Fund—Class R6	52,108	9.6
2,392		ING International Core Fund—Class I	24,280	4.5
3,956	@	ING Large Cap Growth Fund—Class R6	46,562	8.6
2,863		ING Large Cap Value Fund—Class R6	34,789	6.4
2,067		ING Mid Cap Value Fund—Class I	29,479	5.4
1,193	@	ING MidCap Opportunities Fund—Class R6	30,085	5.5
2,269		ING Multi-Manager International Equity Fund—Class I	24,347	4.5
878		ING Real Estate Fund—Class I	14,928	2.7
3,349	@	ING Short Term Bond Fund—Class R6	33,325	6.1
1,257	@	ING Small Company Fund—Class R6	21,632	4.0
		Total Mutual Funds (Cost $452,237)	442,247	81.4

		Total Investments in Securities (Cost $555,170)	$542,950	99.9
		Assets in Excess of Other Liabilities	406	0.1
		Net Assets	$543,356	100.0

@	Non-income producing security

Cost for federal income tax purposes is $555,448.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(12,498)
Net Unrealized Depreciation	$(12,498)

ING RETIREMENT SOLUTION 2020 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$100,703	$—	$—	$100,703
Mutual Funds	442,247	—	—	442,247
Total Investments, at fair value	$542,950	$—	$—	$542,950

ING RETIREMENT SOLUTION 2020 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 8/31/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund—Class I	$5,802	$70,463	$(25,563)	$(1,689)	$49,013	$27	$843	$—
ING Global Bond Fund—Class I	3,183	—	(3,362)	179	—	11	—	—
ING Global Bond Fund—Class R6	—	33,697	(8)	(1,209)	32,480	136	(1)	—
ING High Yield Bond Fund—Class I	3,733	51,713	(5,013)	(1,214)	49,219	337	42	—
ING Intermediate Bond Fund—Class I	5,053	—	(5,154)	101	—	—	—	—
ING Intermediate Bond Fund—Class R6	—	111,018	(58,213)	(697)	52,108	209	(444)	1
ING International Core Fund—Class I	4,719	27,706	(7,192)	(953)	24,280	—	221	—
ING Large Cap Growth Fund—Class I	4,475	—	(4,048)	(427)	—	—	—	—
ING Large Cap Growth Fund—Class R6	—	46,812	(9)	(241)	46,562	—	1	—
ING Large Cap Value Fund—Class I	3,422	—	(3,017)	(405)	—	—	—	—
ING Large Cap Value Fund—Class R6	—	35,942	(7)	(1,146)	34,789	19	1	204
ING Mid Cap Value Fund—Class I	2,925	27,671	(6)	(1,111)	29,479	—	1	—
ING MidCap Opportunities Fund—Class I	2,906	—	(2,609)	(297)	—	—	—	—
ING MidCap Opportunities Fund— Class R6	—	30,280	(6)	(189)	30,085	—	1	—
ING Multi-Manager International Equity Fund—Class I	—	24,989	(2)	(640)	24,347	—	—	—
ING Real Estate Fund—Class I	1,539	15,153	(4)	(1,760)	14,928	9	—	—
ING Short Term Bond Fund—Class I	3,187	30,204	(33,395)	4	—	17	—	—
ING Short Term Bond Fund—Class R6	—	33,434	(2)	(107)	33,325	43	—	—
ING Small Company Fund—Class I	2,120	—	(1,840)	(280)	—	—	—	—
ING Small Company Fund—Class R6	—	21,965	(4)	(329)	21,632	—	1	—
	$43,064	$561,047	$(149,454)	$(12,410)	$442,247	$808	$666	$205

ING RETIREMENT SOLUTION 2025 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.7%
7		iShares Barclays 20+ Year Treasury Bond Fund	$742	1.4
30		iShares MSCI EMU Index Fund	1,040	2.0
28		iShares Barclays Aggregate Bond Fund	2,974	5.5
18		iShares MSCI EAFE Index Fund	1,065	2.0
11		iShares S&P 500 Index Fund/US	1,808	3.4
7		PIMCO Total Return ETF	731	1.4
13		SPDR Barclays Capital High Yield Bond ETF	516	1.0

		Total Exchange-Traded Funds (Cost $9,049)	8,876	16.7

MUTUAL FUNDS: 83.1%
		Affiliated Investment Companies: 83.1%
229		ING Core Equity Research Fund—Class I	3,542	6.7
146		ING Emerging Markets Equity Fund—Class I	1,539	2.9
294		ING Global Bond Fund—Class R6	3,100	5.8
590		ING High Yield Bond Fund—Class I	4,781	9.0
245		ING Intermediate Bond Fund—Class R6	2,371	4.5
282		ING International Core Fund—Class I	2,866	5.4
434	@	ING Large Cap Growth Fund—Class R6	5,104	9.5
331		ING Large Cap Value Fund—Class R6	4,023	7.6
247		ING Mid Cap Value Fund—Class I	3,527	6.6
140	@	ING MidCap Opportunities Fund—Class R6	3,538	6.6
274		ING Multi-Manager International Equity Fund—Class I	2,940	5.5
88		ING Real Estate Fund—Class I	1,498	2.8
325	@	ING Short Term Bond Fund—Class R6	3,234	6.1
128	@	ING Small Company Fund—Class R6	2,202	4.1
		Total Mutual Funds (Cost $42,397)	44,265	83.1

		Total Investments in Securities (Cost $51,446)	$53,141	99.8
		Assets in Excess of Other Liabilities	92	0.2
		Net Assets	$53,233	100.0

@	Non-income producing security

Cost for federal income tax purposes is $51,501.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,657
Gross Unrealized Depreciation	(1,017)
Net Unrealized Appreciation	$1,640

ING RETIREMENT SOLUTION 2025 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,876	$—	$—	$8,876
Mutual Funds	44,265	—	—	44,265
Total Investments, at fair value	$53,141	$—	$—	$53,141

ING RETIREMENT SOLUTION 2025 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 8/31/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund—Class I	$3,476	$16	$(13)	$63	$3,542	$16	$2	$—
ING Emerging Markets Equity Fund—Class I	1,599	40	(3)	(97)	1,539	—	—	—
ING Global Bond Fund—Class I	3,213	—	(3,393)	180	—	11	—	—
ING Global Bond Fund—Class R6	—	3,427	(7)	(320)	3,100	23	(1)	—
ING High Yield Bond Fund—Class I	3,768	1,140	(9)	(118)	4,781	62	—	—
ING Intermediate Bond Fund—Class I	2,447	—	(2,501)	54	—	—	—	—
ING Intermediate Bond Fund—Class R6	—	2,521	(15)	(135)	2,371	20	(1)	1
ING International Core Fund—Class I	5,842	—	(2,831)	(145)	2,866	—	82	—
ING Large Cap Growth Fund—Class I	5,064	—	(4,576)	(488)	—	—	—	—
ING Large Cap Growth Fund—Class R6	—	4,576	(9)	537	5,104	—	1	—
ING Large Cap Value Fund—Class I	3,986	—	(3,514)	(472)	—	—	—	—
ING Large Cap Value Fund—Class R6	—	3,773	(7)	257	4,023	22	1	237
ING Mid Cap Value Fund—Class I	3,504	—	(6)	29	3,527	—	1	—
ING MidCap Opportunities Fund—Class I	3,477	—	(3,112)	(365)	—	—	—	—
ING MidCap Opportunities Fund—Class R6	—	3,112	(24)	450	3,538	—	4	—
ING Multi-Manager International Equity Fund—Class I	—	2,899	(3)	44	2,940	—	—	—
ING Real Estate Fund—Class I	1,584	49	(3)	(132)	1,498	9	—	—
ING Short Term Bond Fund—Class I	3,242	8	(3,253)	3	—	8	—	—
ING Short Term Bond Fund—Class R6	—	3,253	(3)	(16)	3,234	4	—	—
ING Small Company Fund—Class I	2,155	—	(1,872)	(283)	—	—	—	—
ING Small Company Fund—Class R6	—	1,872	(20)	350	2,202	—	4	—
	$43,357	$26,686	$(25,174)	$(604)	$44,265	$175	$93	$238

ING RETIREMENT SOLUTION 2030 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.5%
7		iShares Barclays 20+ Year Treasury Bond Fund	$742	1.4
30		iShares MSCI EMU Index Fund	1,040	1.9
21		iShares Barclays Aggregate Bond Fund	2,231	4.1
18		iShares MSCI EAFE Index Fund	1,065	2.0
13		iShares S&P 500 Index Fund/US	2,137	4.0
11		PIMCO Total Return ETF	1,148	2.1
13		SPDR Barclays Capital High Yield Bond ETF	516	1.0

		Total Exchange-Traded Funds (Cost $9,019)	8,879	16.5

MUTUAL FUNDS: 83.3%

		Affiliated Investment Companies: 83.3%
248		ING Core Equity Research Fund—Class I	3,844	7.1
197		ING Emerging Markets Equity Fund—Class I	2,077	3.8
597		ING High Yield Bond Fund—Class I	4,842	8.9
123		ING Intermediate Bond Fund—Class R6	1,186	2.2
318		ING International Core Fund—Class I	3,225	6.0
576	@	ING Large Cap Growth Fund—Class R6	6,778	12.5
469		ING Large Cap Value Fund—Class R6	5,699	10.5
249		ING Mid Cap Value Fund—Class I	3,554	6.6
142	@	ING MidCap Opportunities Fund—Class R6	3,590	6.7
301		ING Multi-Manager International Equity Fund—Class I	3,227	6.0
88		ING Real Estate Fund—Class I	1,497	2.8
329	@	ING Short Term Bond Fund—Class R6	3,273	6.1
128	@	ING Small Company Fund—Class R6	2,208	4.1
		Total Mutual Funds (Cost $42,412)	45,000	83.3

		Total Investments in Securities (Cost $51,431)	$53,879	99.8
		Assets in Excess of Other Liabilities	96	0.2
		Net Assets	$53,975	100.0

@	Non-income producing security

Cost for federal income tax purposes is $51,482.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,046
Gross Unrealized Depreciation	(649)
Net Unrealized Appreciation	$2,397

ING RETIREMENT SOLUTION 2030 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,879	$—	$—	$8,879
Mutual Funds	45,000	—	—	45,000
Total Investments, at fair value	$53,879	$—	$—	$53,879

ING RETIREMENT SOLUTION 2030 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 8/31/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund—Class I	$3,772	$18	$(14)	$68	$3,844	$18	$2	$—
ING Emerging Markets Equity Fund—Class I	2,120	90	(5)	(128)	2,077	—	—	—
ING High Yield Bond Fund—Class I	3,813	1,157	(10)	(118)	4,842	63	—	—
ING Intermediate Bond Fund—Class I	1,228	—	(1,254)	26	—	—	—	—
ING Intermediate Bond Fund—Class R6	—	1,264	(11)	(67)	1,186	10	—	—
ING International Core Fund—Class I	6,428	110	(3,152)	(161)	3,225	—	92	—
ING Large Cap Growth Fund—Class I	6,724	—	(6,059)	(665)	—	—	—	—
ING Large Cap Growth Fund—Class R6	—	6,059	(12)	731	6,778	—	1	—
ING Large Cap Value Fund—Class I	5,647	—	(4,979)	(668)	—	—	—	—
ING Large Cap Value Fund—Class R6	—	5,347	(11)	363	5,699	31	1	336
ING Mid Cap Value Fund—Class I	3,531	—	(6)	29	3,554	—	1	—
ING MidCap Opportunities Fund—Class I	3,509	—	(3,139)	(370)	—	—	—	—
ING MidCap Opportunities Fund—Class R6	—	3,139	(6)	457	3,590	—	1	—
ING Multi-Manager International Equity Fund—Class I	—	3,205	(26)	48	3,227	—	1	—
ING Real Estate Fund—Class I	1,573	59	(3)	(132)	1,497	9	—	—
ING Short Term Bond Fund—Class I	3,281	8	(3,292)	3	—	8	—	—
ING Short Term Bond Fund—Class R6	—	3,292	(3)	(16)	3,273	4	—	—
ING Small Company Fund—Class I	2,166	—	(1,880)	(286)	—	—	—	—
ING Small Company Fund—Class R6	—	1,880	(25)	353	2,208	—	5	—
	$43,792	$25,628	$(23,887)	$(533)	$45,000	$143	$104	$336

ING RETIREMENT SOLUTION 2035 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.1%
7		iShares Barclays 20+ Year Treasury Bond Fund	$742	1.4
30		iShares MSCI EMU Index Fund	1,041	1.9
16		iShares Barclays Aggregate Bond Fund	1,699	3.1
18		iShares MSCI EAFE Index Fund	1,065	2.0
15		iShares S&P 500 Index Fund/US	2,466	4.5
1		PIMCO Total Return ETF	104	0.2
13		SPDR Barclays Capital High Yield Bond ETF	516	1.0

		Total Exchange-Traded Funds (Cost $7,668)	7,633	14.1

MUTUAL FUNDS: 85.7%
		Affiliated Investment Companies: 85.7%
269		ING Core Equity Research Fund—Class I	4,155	7.7
293		ING Emerging Markets Equity Fund—Class I	3,098	5.7
596		ING High Yield Bond Fund—Class I	4,837	8.9
68		ING Intermediate Bond Fund—Class R6	662	1.2
420		ING International Core Fund—Class I	4,263	7.9
604	@	ING Large Cap Growth Fund—Class R6	7,107	13.1
494		ING Large Cap Value Fund—Class R6	6,002	11.1
251		ING Mid Cap Value Fund—Class I	3,572	6.6
143	@	ING MidCap Opportunities Fund—Class R6	3,609	6.6
402		ING Multi-Manager International Equity Fund—Class I	4,318	8.0
89		ING Real Estate Fund—Class I	1,514	2.8
110	@	ING Short Term Bond Fund—Class R6	1,097	2.0
129	@	ING Small Company Fund—Class R6	2,215	4.1
		Total Mutual Funds (Cost $43,743)	46,449	85.7

		Total Investments in Securities (Cost $51,411)	$54,082	99.8
		Assets in Excess of Other Liabilities	86	0.2
		Net Assets	$54,168	100.0

@	Non-income producing security

Cost for federal income tax purposes is $51,436.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,243
Gross Unrealized Depreciation	(597)
Net Unrealized Appreciation	$2,646

ING RETIREMENT SOLUTION 2035 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,633	$—	$—	$7,633
Mutual Funds	46,449	—	—	46,449
Total Investments, at fair value	$54,082	$—	$—	$54,082

ING RETIREMENT SOLUTION 2035 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 8/31/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund—Class I	$4,077	$19	$(15)	$74	$4,155	$19	$2	$—
ING Emerging Markets Equity Fund—Class I	3,240	60	(7)	(195)	3,098	—	(1)	—
ING High Yield Bond Fund—Class I	3,833	1,132	(10)	(118)	4,837	63	—	—
ING Intermediate Bond Fund—Class I	686	—	(700)	14	—	—	—	—
ING Intermediate Bond Fund—Class R6	—	706	(6)	(38)	662	6	—	—
ING International Core Fund—Class I	8,635	25	(4,182)	(215)	4,263	—	121	—
ING Large Cap Growth Fund—Class I	7,049	—	(6,352)	(697)	—	—	—	—
ING Large Cap Growth Fund—Class R6	—	6,352	(13)	768	7,107	—	1	—
ING Large Cap Value Fund—Class I	5,947	—	(5,243)	(704)	—	—	—	—
ING Large Cap Value Fund—Class R6	—	5,630	(11)	383	6,002	33	1	354
ING Mid Cap Value Fund—Class I	3,550	—	(6)	28	3,572	—	1	—
ING MidCap Opportunities Fund—Class I	3,527	—	(3,155)	(372)	—	—	—	—
ING MidCap Opportunities Fund—Class R6	—	3,155	(6)	460	3,609	—	1	—
ING Multi-Manager International Equity Fund—Class I	—	4,285	(31)	64	4,318	—	2	—
ING Real Estate Fund—Class I	1,611	40	(4)	(133)	1,514	10	—	—
ING Short Term Bond Fund—Class I	1,099	3	(1,103)	1	—	3	—	—
ING Short Term Bond Fund—Class R6	—	1,103	(1)	(5)	1,097	1	—	—
ING Small Company Fund—Class I	2,177	—	(1,890)	(287)	—	—	—	—
ING Small Company Fund—Class R6	—	1,890	(29)	354	2,215	—	6	—
	$45,431	$24,400	$(22,764)	$(618)	$46,449	$135	$134	$354

ING RETIREMENT SOLUTION 2040 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.1%
7		iShares Barclays 20+ Year Treasury Bond Fund	$742	1.4
29		iShares MSCI EMU Index Fund	1,006	1.8
15		iShares Barclays Aggregate Bond Fund	1,593	2.9
18		iShares MSCI EAFE Index Fund	1,065	1.9
17		iShares S&P 500 Index Fund/US	2,794	5.2
13		SPDR Barclays Capital High Yield Bond ETF	516	0.9

		Total Exchange-Traded Funds (Cost $7,696)	7,716	14.1

MUTUAL FUNDS: 85.8%
		Affiliated Investment Companies: 85.8%
287		ING Core Equity Research Fund—Class I	4,446	8.1
307		ING Emerging Markets Equity Fund—Class I	3,238	5.9
401		ING High Yield Bond Fund—Class I	3,256	6.0
26		ING Intermediate Bond Fund—Class R6	256	0.5
423		ING International Core Fund—Class I	4,291	7.9
678	@	ING Large Cap Growth Fund—Class R6	7,977	14.5
565		ING Large Cap Value Fund—Class R6	6,867	12.6
272		ING Mid Cap Value Fund—Class I	3,873	7.1
155	@	ING MidCap Opportunities Fund—Class R6	3,913	7.2
407		ING Multi-Manager International Equity Fund—Class I	4,363	8.0
90		ING Real Estate Fund—Class I	1,524	2.8
164	@	ING Small Company Fund—Class R6	2,821	5.2
		Total Mutual Funds (Cost $43,706)	46,825	85.8

		Total Investments in Securities (Cost $51,402)	$54,541	99.9
		Assets in Excess of Other Liabilities	77	0.1
		Net Assets	$54,618	100.0

@	Non-income producing security

Cost for federal income tax purposes is $51,410.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,650
Gross Unrealized Depreciation	(519)
Net Unrealized Appreciation	$3,131

ING RETIREMENT SOLUTION 2040 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,716	$—	$—	$7,716
Mutual Funds	46,825	—	—	46,825
Total Investments, at fair value	$54,541	$—	$—	$54,541

ING RETIREMENT SOLUTION 2040 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 8/31/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund—Class I	$4,363	$20	$(16)	$79	$4,446	$20	$2	$—
ING Emerging Markets Equity Fund—Class I	3,252	190	(7)	(197)	3,238	—	(1)	—
ING High Yield Bond Fund—Class I	2,205	1,129	(6)	(72)	3,256	39	—	—
ING Intermediate Bond Fund—Class I	552	—	(564)	12	—	—	—	—
ING Intermediate Bond Fund—Class R6	—	567	(297)	(14)	256	3	(15)	—
ING International Core Fund—Class I	8,692	30	(4,215)	(216)	4,291	—	121	—
ING Large Cap Growth Fund—Class I	7,913	—	(7,125)	(788)	—	—	—	—
ING Large Cap Growth Fund—Class R6	—	7,125	(15)	867	7,977	—	2	—
ING Large Cap Value Fund—Class I	6,804	—	(5,999)	(805)	—	—	—	—
ING Large Cap Value Fund—Class R6	—	6,441	(13)	439	6,867	38	2	405
ING Mid Cap Value Fund—Class I	3,849	—	(7)	31	3,873	—	1	—
ING MidCap Opportunities Fund—Class I	3,825	—	(3,417)	(408)	—	—	—	—
ING MidCap Opportunities Fund—Class R6	—	3,417	(7)	503	3,913	—	1	—
ING Multi-Manager International Equity Fund—Class I	—	4,320	(22)	65	4,363	—	1	—
ING Real Estate Fund—Class I	1,621	40	(4)	(133)	1,524	10	—	—
ING Small Company Fund—Class I	2,760	—	(2,398)	(362)	—	—	—	—
ING Small Company Fund—Class R6	—	2,398	(25)	448	2,821	—	5	—
	$45,836	$25,677	$(24,137)	$(551)	$46,825	$110	$119	$405

ING RETIREMENT SOLUTION 2045 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 15.0%
7		iShares Barclays 20+ Year Treasury Bond Fund	$742	1.4
31		iShares MSCI EMU Index Fund	1,075	2.0
16		iShares Barclays Aggregate Bond Fund	1,699	3.1
18		iShares MSCI EAFE Index Fund	1,065	1.9
19		iShares S&P 500 Index Fund/US	3,124	5.7
13		SPDR Barclays Capital High Yield Bond ETF	516	0.9

		Total Exchange-Traded Funds (Cost $8,174)	8,221	15.0

MUTUAL FUNDS: 84.9%

		Affiliated Investment Companies: 84.9%
307		ING Core Equity Research Fund—Class I	4,743	8.7
311		ING Emerging Markets Equity Fund—Class I	3,285	6.0
134		ING High Yield Bond Fund—Class I	1,087	2.0
28		ING Intermediate Bond Fund—Class R6	266	0.5
474		ING International Core Fund—Class I	4,815	8.8
702	@	ING Large Cap Growth Fund—Class R6	8,267	15.0
590		ING Large Cap Value Fund—Class R6	7,172	13.0
273		ING Mid Cap Value Fund—Class I	3,889	7.1
152	@	ING MidCap Opportunities Fund—Class R6	3,824	7.0
458		ING Multi-Manager International Equity Fund—Class I	4,917	9.0
90		ING Real Estate Fund—Class I	1,525	2.8
158	@	ING Small Company Fund—Class R6	2,713	5.0
		Total Mutual Funds (Cost $43,231)	46,503	84.9

		Total Investments in Securities (Cost $51,405)	$54,724	99.9
		Assets in Excess of Other Liabilities	80	0.1
		Net Assets	$54,804	100.0

@	Non-income producing security

Cost for federal income tax purposes is $51,410.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,783
Gross Unrealized Depreciation	(469)
Net Unrealized Appreciation	$3,314

ING RETIREMENT SOLUTION 2045 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,221	$—	$—	$8,221
Mutual Funds	46,503	—	—	46,503
Total Investments, at fair value	$54,724	$—	$—	$54,724

ING RETIREMENT SOLUTION 2045 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 8/31/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund—Class I	$4,654	$22	$(17)	$84	$4,743	$22	$2	$—
ING Emerging Markets Equity Fund—Class I	2,728	726	(7)	(162)	3,285	—	(1)	—
ING High Yield Bond Fund—Class I	1,107	16	(4)	(32)	1,087	16	—	—
ING Intermediate Bond Fund—Class I	277	—	(280)	3	—	—	—	—
ING Intermediate Bond Fund—Class R6	—	282	(4)	(12)	266	2	—	—
ING International Core Fund—Class I	9,818	—	(4,758)	(245)	4,815	—	137	—
ING Large Cap Growth Fund—Class I	8,200	—	(7,379)	(821)	—	—	—	—
ING Large Cap Growth Fund—Class R6	—	7,379	(15)	903	8,267	—	2	—
ING Large Cap Value Fund—Class I	7,105	—	(6,263)	(842)	—	—	—	—
ING Large Cap Value Fund—Class R6	—	6,726	(14)	460	7,172	39	2	423
ING Mid Cap Value Fund—Class I	3,864	—	(7)	32	3,889	—	1	—
ING MidCap Opportunities Fund—Class I	3,855	—	(3,446)	(409)	—	—	—	—
ING MidCap Opportunities Fund—Class R6	—	3,446	(110)	488	3,824	—	18	—
ING Multi-Manager International Equity Fund—Class I	—	4,876	(32)	73	4,917	—	2	—
ING Real Estate Fund—Class I	1,623	40	(4)	(134)	1,525	10	—	—
ING Small Company Fund—Class I	2,791	—	(2,428)	(363)	—	—	—	—
ING Small Company Fund—Class R6	—	2,428	(143)	428	2,713	—	28	—
	$46,022	$25,941	$(24,911)	$(549)	$46,503	$89	$191	$423

ING RETIREMENT SOLUTION 2050 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 15.3%
7		iShares Barclays 20+ Year Treasury Bond Fund	$742	1.4
31		iShares MSCI EMU Index Fund	1,075	2.0
16		iShares Barclays Aggregate Bond Fund	1,699	3.1
18		iShares MSCI EAFE Index Fund	1,065	1.9
20		iShares S&P 500 Index Fund/US	3,288	6.0
13		SPDR Barclays Capital High Yield Bond ETF	516	0.9

		Total Exchange-Traded Funds (Cost $8,338)	8,385	15.3

MUTUAL FUNDS: 85.2%

		Affiliated Investment Companies: 85.2%
307		ING Core Equity Research Fund—Class I	4,743	8.7
312		ING Emerging Markets Equity Fund—Class I	3,296	6.0
134		ING High Yield Bond Fund—Class I	1,088	2.0
28		ING Intermediate Bond Fund—Class R6	267	0.5
474		ING International Core Fund—Class I	4,806	8.8
702	@	ING Large Cap Growth Fund—Class R6	8,268	15.0
590		ING Large Cap Value Fund—Class R6	7,171	13.1
273		ING Mid Cap Value Fund—Class I	3,889	7.1
156	@	ING MidCap Opportunities Fund—Class R6	3,929	7.2
458		ING Multi-Manager International Equity Fund—Class I	4,912	9.0
88		ING Real Estate Fund—Class I	1,492	2.7
163	@	ING Small Company Fund—Class R6	2,802	5.1
		Total Mutual Funds (Cost $43,392)	46,663	85.2

		Total Investments in Securities (Cost $51,730)	$55,048	100.5
		Liabilities in Excess of Other Assets	(252)	(0.5)
		Net Assets	$54,796	100.0

@	Non-income producing security

Cost for federal income tax purposes is $51,735.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,819
Gross Unrealized Depreciation	(506)
Net Unrealized Appreciation	$3,313

ING RETIREMENT SOLUTION 2050 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,385	$—	$—	$8,385
Mutual Funds	46,663	—	—	46,663
Total Investments, at fair value	$55,048	$—	$—	$55,048

ING RETIREMENT SOLUTION 2050 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 8/31/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund—Class I	$4,654	$22	$(17)	$84	$4,743	$22	$2	$—
ING Emerging Markets Equity Fund—Class I	3,265	235	(7)	(197)	3,296	—	(1)	—
ING High Yield Bond Fund—Class I	1,107	16	(4)	(31)	1,088	16	—	—
ING Intermediate Bond Fund—Class I	277	—	(280)	3	—	—	—	—
ING Intermediate Bond Fund—Class R6	—	282	(4)	(11)	267	2	—	—
ING International Core Fund—Class I	9,808	—	(4,757)	(245)	4,806	—	137	—
ING Large Cap Growth Fund—Class I	8,200	—	(7,379)	(821)	—	—	—	—
ING Large Cap Growth Fund—Class R6	—	7,379	(16)	905	8,268	—	2	—
ING Large Cap Value Fund—Class I	7,106	—	(6,263)	(843)	—	—	—	—
ING Large Cap Value Fund—Class R6	—	6,726	(13)	458	7,171	39	2	423
ING Mid Cap Value Fund—Class I	3,864	—	(7)	32	3,889	—	1	—
ING MidCap Opportunities Fund—Class I	3,840	—	(3,431)	(409)	—	—	—	—
ING MidCap Opportunities Fund—Class R6	—	3,431	(7)	505	3,929	—	1	—
ING Multi-Manager International Equity Fund—Class I	—	4,876	(37)	73	4,912	—	2	—
ING Real Estate Fund—Class I	1,618	9	(3)	(132)	1,492	9	—	—
ING Small Company Fund—Class I	2,751	—	(2,388)	(363)	—	—	—	—
ING Small Company Fund—Class R6	—	2,388	(34)	448	2,802	—	7	—
	$46,490	$25,364	$(24,647)	$(544)	$46,663	$88	$153	$423

ING RETIREMENT SOLUTION 2055 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.7%
3		iShares Barclays 20+ Year Treasury Bond Fund	$318	0.6
31		iShares MSCI EMU Index Fund	1,075	2.0
17		iShares Barclays Aggregate Bond Fund	1,806	3.3
18		iShares MSCI EAFE Index Fund	1,065	1.9
18		iShares S&P 500 Index Fund/US	2,959	5.4
3		PIMCO Total Return ETF	313	0.6
13		SPDR Barclays Capital High Yield Bond ETF	516	0.9
		Total Exchange-Traded Funds (Cost $8,006)	8,052	14.7

MUTUAL FUNDS: 85.2%
		Affiliated Investment Companies: 85.2%
307		ING Core Equity Research Fund—Class I	4,743	8.7
312		ING Emerging Markets Equity Fund—Class I	3,291	6.0
134		ING High Yield Bond Fund—Class I	1,088	2.0
28		ING Intermediate Bond Fund—Class R6	267	0.5
474		ING International Core Fund—Class I	4,814	8.8
702	@	ING Large Cap Growth Fund—Class R6	8,268	15.0
590		ING Large Cap Value Fund—Class R6	7,171	13.0
273		ING Mid Cap Value Fund—Class I	3,889	7.1
156	@	ING MidCap Opportunities Fund—Class R6	3,929	7.2
458		ING Multi-Manager International Equity Fund—Class I	4,913	9.0
89		ING Real Estate Fund—Class I	1,511	2.8
163	@	ING Small Company Fund—Class R6	2,802	5.1
		Total Mutual Funds (Cost $43,417)	46,686	85.2

		Total Investments in Securities (Cost $51,423)	$54,738	99.9
		Assets in Excess of Other Liabilities	78	0.1
		Net Assets	$54,816	100.0

@	Non-income producing security

Cost for federal income tax purposes is $51,428.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,798
Gross Unrealized Depreciation	(488)
Net Unrealized Appreciation	$3,310

ING RETIREMENT SOLUTION 2055 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,052	$—	$—	$8,052
Mutual Funds	46,686	—	—	46,686
Total Investments, at fair value	$54,738	$—	$—	$54,738

ING RETIREMENT SOLUTION 2055 FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 8/31/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund—Class I	$4,654	$22	$(17)	$84	$4,743	$22	$2	$—
ING Emerging Markets Equity Fund—Class I	3,260	235	(7)	(197)	3,291	—	(1)	—
ING High Yield Bond Fund—Class I	1,107	16	(4)	(31)	1,088	16	—	—
ING Intermediate Bond Fund—Class I	277	—	(280)	3	—	—	—	—
ING Intermediate Bond Fund—Class R6	—	282	(4)	(11)	267	2	—	—
ING International Core Fund—Class I	9,818	—	(4,759)	(245)	4,814	—	137	—
ING Large Cap Growth Fund—Class I	8,200	—	(7,379)	(821)	—	—	—	—
ING Large Cap Growth Fund—Class R6	—	7,379	(15)	904	8,268	—	2	—
ING Large Cap Value Fund—Class I	7,106	—	(6,263)	(843)	—	—	—	—
ING Large Cap Value Fund—Class R6	—	6,726	(13)	458	7,171	39	2	423
ING Mid Cap Value Fund—Class I	3,864	—	(7)	32	3,889	—	1	—
ING MidCap Opportunities Fund—Class I	3,840	—	(3,431)	(409)	—	—	—	—
ING MidCap Opportunities Fund— Class R6	—	3,431	(7)	505	3,929	—	1	—
ING Multi-Manager International Equity Fund—Class I	—	4,877	(37)	73	4,913	—	2	—
ING Real Estate Fund—Class I	1,618	30	(4)	(133)	1,511	10	—	—
ING Small Company Fund—Class I	2,751	—	(2,388)	(363)	—	—	—	—
ING Small Company Fund—Class R6	—	2,388	(34)	448	2,802	—	7	—
	$46,495	$25,386	$(24,649)	$(546)	$46,686	$89	$153	$423

ING RETIREMENT SOLUTION INCOME FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.0%
28		iShares MSCI EMU Index Fund	$971	1.9
21		iShares Barclays Aggregate Bond Fund	2,230	4.4
32		iShares Barclays TIPS Bond Fund	3,545	6.9
8		iShares MSCI EAFE Index Fund	473	0.9
3		iShares S&P 500 Index Fund/US	493	1.0
12		SPDR Barclays Capital High Yield Bond ETF	476	0.9

		Total Exchange-Traded Funds (Cost $8,721)	8,188	16.0

MUTUAL FUNDS: 83.8%
		Affiliated Investment Companies: 83.8%
300		ING Core Equity Research Fund—Class I	4,636	9.1
285		ING Global Bond Fund—Class R6	3,004	5.9
569		ING High Yield Bond Fund—Class I	4,617	9.0
1,561		ING Intermediate Bond Fund—Class R6	15,107	29.6
74		ING International Core Fund—Class I	749	1.5
243	@	ING Large Cap Growth Fund—Class R6	2,862	5.6
149		ING Large Cap Value Fund—Class R6	1,810	3.5
128		ING Mid Cap Value Fund—Class I	1,823	3.6
73	@	ING MidCap Opportunities Fund—Class R6	1,842	3.6
72		ING Multi-Manager International Equity Fund—Class I	772	1.5
83		ING Real Estate Fund—Class I	1,418	2.8
418	@	ING Short Term Bond Fund—Class R6	4,159	8.1
		Total Mutual Funds (Cost $42,674)	42,799	83.8

		Total Investments in Securities (Cost $51,395)	$50,987	99.8
		Assets in Excess of Other Liabilities	109	0.2
		Net Assets	$51,096	100.0

@	Non-income producing security

Cost for federal income tax purposes is $51,414.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,423
Gross Unrealized Depreciation	(1,850)
Net Unrealized Depreciation	$(427)

ING RETIREMENT SOLUTION INCOME FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,188	$—	$—	$8,188
Mutual Funds	42,799	—	—	42,799
Total Investments, at fair value	$50,987	$—	$—	$50,987

ING RETIREMENT SOLUTION INCOME FUND	PORTFOLIO OF INVESTMENTS as of August 31, 2013 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 8/31/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund—Class I	$4,641	$22	$(99)	$72	$4,636	$22	$14	$—
ING Global Bond Fund—Class I	3,099	—	(3,276)	177	—	11	—	—
ING Global Bond Fund—Class R6	—	3,324	(7)	(313)	3,004	22	(1)	—
ING High Yield Bond Fund—Class I	3,634	1,106	(10)	(113)	4,617	60	—	—
ING Intermediate Bond Fund—Class I	15,348	—	(15,680)	332	—	1	—	—
ING Intermediate Bond Fund—Class R6	—	16,008	(50)	(851)	15,107	124	—	—
ING International Core Fund—Class I	1,531	—	(744)	(38)	749	—	21	—
ING Large Cap Growth Fund—Class I	2,839	—	(2,586)	(253)	—	—	—	—
ING Large Cap Growth Fund—Class R6	—	2,586	(6)	282	2,862	—	1	—
ING Large Cap Value Fund—Class I	1,794	—	(1,581)	(213)	—	—	—	—
ING Large Cap Value Fund—Class R6	—	1,698	(4)	116	1,810	10	—	107
ING Mid Cap Value Fund—Class I	1,812	—	(4)	15	1,823	—	1	—
ING MidCap Opportunities Fund—Class I	1,801	—	(1,634)	(167)	—	—	—	—
ING MidCap Opportunities Fund—Class R6	—	1,634	(3)	211	1,842	—	1	—
ING Multi-Manager International Equity Fund—Class I	—	761	(1)	12	772	—	—	—
ING Real Estate Fund—Class I	1,538	9	(4)	(125)	1,418	9	—	—
ING Short Term Bond Fund Class-I	4,169	9	(4,182)	4	—	10	—	—
ING Short Term Bond Fund—Class R6	—	4,183	(3)	(21)	4,159	5	—	—
	$42,206	$31,340	$(29,874)	$(873)	$42,799	$274	$37	$107

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 25, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 25, 2013